Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Cash flows - operating activities
Net earnings	$ 375.0	$ 709.5	$ 286.2
Earnings from discontinued operations, net of tax	(15.3)	(513.1)	(103.0)
Adjustments to reconcile net earnings from continuing operations to cash flows:
Depreciation and amortization	290.2	319.3	304.4
Impairments and disposal of assets, net	5.8	62.1	16.4
Amortization of loan costs and losses on interest-rate related derivatives	3.6	8.6	13.8
Stock-based compensation expense	37.3	53.7	38.7
Change in current assets and liabilities	13.7	76.3	0.6
Contributions to pension and postretirement plans	(26.5)	(1.5)	(1.4)
Change in cash surrender value of trust-owned life insurance	3.3	(6.5)	(12.2)
Deferred income taxes	(10.8)	42.0	(44.9)
Change in deferred rent	23.8	22.0	29.5
Change in other assets and liabilities	5.3	3.8	18.9
Loss on extinguishment of debt	106.8	91.3	0.0
Other, net	8.2	6.8	8.4
Net cash provided by operating activities of continuing operations	820.4	874.3	555.4
Cash flows - investing activities
Purchases of land, buildings and equipment	(228.3)	(296.5)	(414.8)
Proceeds from disposal of land, buildings and equipment	325.2	67.9	4.4
Purchases of marketable securities	0.0	0.0	(3.0)
Proceeds from sale of marketable securities	1.8	9.7	8.7
Purchases of capitalized software and other assets	(23.3)	(16.2)	(31.6)
Net cash provided by (used in) investing activities of continuing operations	75.4	(235.1)	(436.3)
Cash flows - financing activities
Proceeds from issuance of common stock	99.3	159.7	58.1
Income tax benefits credited to equity	17.5	18.4	10.9
Special cash distribution from Four Corners Property Trust	315.0	0.0	0.0
Dividends paid	(268.2)	(278.9)	(288.3)
Repurchases of common stock	(184.8)	(502.3)	(0.5)
ESOP note receivable repayments	0.6	1.2	0.9
Proceeds from issuance of short-term debt	0.0	397.4	2,616.3
Repayments of short-term debt	0.0	(605.0)	(2,573.2)
Repayments of long-term debt	(1,096.8)	(1,065.9)	0.0
Payment of debt issuance costs	0.0	0.0	(1.4)
Principal payments on capital leases	(3.4)	(2.2)	(2.0)
Proceeds from financing lease obligation	0.0	93.1	0.0
Net cash used in financing activities of continuing operations	(1,120.8)	(1,784.5)	(179.2)
Cash flows - discontinued operations
Net cash provided by (used in) operating activities of discontinued operations	(42.4)	(403.3)	214.7
Net cash provided by (used in) investing activities of discontinued operations	6.3	1,986.2	(144.5)
Net cash provided by (used in) discontinued operations	(36.1)	1,582.9	70.2
Increase (decrease) in cash and cash equivalents	(261.1)	437.6	10.1
Cash and cash equivalents - beginning of year	535.9	98.3	88.2
Cash and cash equivalents - end of year	274.8	535.9	98.3
Cash flows from changes in current assets and liabilities
Receivables, net	14.0	7.8	(1.5)
Inventories	(11.8)	64.5	(25.6)
Prepaid expenses and other current assets	(10.8)	2.9	0.5
Accounts payable	45.6	(20.9)	27.2
Accrued payroll	(5.9)	23.4	7.5
Prepaid/accrued income taxes	(21.3)	(13.8)	(21.0)
Other accrued taxes	(1.4)	2.2	0.0
Unearned revenues	46.0	34.9	28.8
Other current liabilities	(40.7)	(24.7)	(15.3)
Change in current assets and liabilities	$ 13.7	$ 76.3	$ 0.6